Columbia Variable Portfolio – Emerging Markets Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.3%
Issuer	Shares	Value ($)
Argentina 0.6%
Grupo Financiero Galicia SA, ADR(a)	46,824	2,550,503
Brazil 6.4%
Banco BTG Pactual SA	382,038	2,268,214
Embraer SA, ADR(a)	82,216	3,798,379
MercadoLibre, Inc.(a)	5,225	10,193,296
NU Holdings Ltd., Class A(a)	623,970	6,389,453
Petroleo Brasileiro SA, ADR	199,291	2,857,833
WEG SA	269,144	2,135,625
Total		27,642,800
China 31.8%
Alibaba Group Holding Ltd.	821,300	13,589,215
Atour Lifestyle Holdings Ltd., ADR	111,807	3,169,728
BYD Co., Ltd., Class H	271,000	13,722,499
China Animal Healthcare Ltd.(a),(b),(c)	4,603,000	1
Contemporary Amperex Technology Co., Ltd., Class A	124,400	4,354,029
DiDi Global, Inc., ADR(a)	539,724	2,609,566
Eastroc Beverage Group Co., Ltd., Class A	219,720	7,548,757
Full Truck Alliance Co., Ltd., ADR	255,506	3,262,812
Fuyao Glass Industry Group Co., Ltd., Class A	323,475	2,610,626
GDS Holdings Ltd., ADR(a)	44,505	1,127,312
Kanzhun Ltd., ADR(a)	57,883	1,109,617
KE Holdings, Inc., ADR	83,268	1,672,854
Medlive Technology Co., Ltd.	360,254	608,422
Meituan, Class B(a)	115,000	2,314,084
New Horizon Health Ltd.(a),(b),(c)	272,000	247,131
PDD Holdings, Inc., ADR(a)	63,790	7,549,547
PetroChina Co., Ltd., Class H	1,764,000	1,430,177
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	119,790	3,865,901
Sieyuan Electric Co., Ltd., Class A	448,200	4,708,088
Tencent Holdings Ltd.	505,401	32,293,079
Trip.com Group Ltd., ADR	187,917	11,947,763
WuXi XDC Cayman, Inc.(a)	260,500	1,488,365
Xiaomi Corp.(a)	1,371,800	8,680,380
Yutong Bus Co., Ltd.	519,200	1,901,763
Zhejiang Shuanghuan Driveline Co., Ltd., Class A	592,700	2,914,766
Common Stocks (continued)
Issuer	Shares	Value ($)
Zijin Mining Group Co., Ltd., Class H	1,166,000	2,660,690
Total		137,387,172
Greece 4.2%
Eurobank Ergasias Services and Holdings SA	1,939,653	5,210,409
JUMBO SA	180,340	4,944,089
National Bank of Greece SA	756,466	7,774,935
Total		17,929,433
Hong Kong 1.4%
AIA Group Ltd.	289,600	2,192,235
Techtronic Industries Co., Ltd.	326,503	3,912,902
Total		6,105,137
India 16.0%
360 ONE WAM Ltd.	357,259	3,924,633
APL Apollo Tubes Ltd.	117,690	2,096,721
Bajaj Finance Ltd.	39,927	4,159,945
Bharti Airtel Ltd.	381,832	7,719,225
CG Power & Industrial Solutions Ltd.	187,327	1,391,503
Cholamandalam Investment and Finance Co., Ltd.	160,908	2,849,071
Eicher Motors Ltd.	22,850	1,425,467
GAIL India Ltd.	1,604,341	3,418,181
HDFC Bank Ltd., ADR	33,633	2,234,577
ICICI Bank Ltd., ADR	380,645	11,997,930
Macrotech Developers Ltd.	95,916	1,338,219
MakeMyTrip, Ltd.(a)	18,955	1,857,401
Max Healthcare Institute Ltd.	339,854	4,346,976
NTPC Ltd.	971,620	4,039,556
PB Fintech Ltd.(a)	81,656	1,507,936
Persistent Systems Ltd.	51,056	3,276,545
Phoenix Mills Ltd. (The)	306,658	5,876,077
REC Ltd.	557,281	2,777,968
Varun Beverages Ltd.	261,843	1,647,608
Zomato Ltd.(a)	519,658	1,220,724
Total		69,106,263
Indonesia 0.6%
PT Bank Central Asia Tbk	5,402,700	2,773,125

Columbia Variable Portfolio – Emerging Markets Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Malaysia 1.5%
CIMB Group Holdings Bhd	1,619,000	2,565,180
Tenaga Nasional Bhd	1,285,000	3,881,482
Total		6,446,662
Mexico 3.2%
Arca Continental SAB de CV	346,840	3,626,783
BBB Foods, Inc., Class A(a)	152,327	4,064,084
Gruma SAB de CV, Class B	121,664	2,187,211
Qualitas Controladora SAB de CV	200,170	1,740,098
Vista Energy SAB de CV, ADR(a)	44,046	2,050,782
Total		13,668,958
Philippines 1.3%
BDO Unibank, Inc.	2,079,330	5,570,315
Poland 1.9%
Dino Polska SA(a)	23,171	2,704,550
Powszechna Kasa Oszczednosci Bank Polski SA	285,609	5,576,660
Total		8,281,210
Russian Federation —%
Detsky Mir PJSC(a),(b),(c),(d)	911,435	0
South Africa 2.1%
Capitec Bank Holdings Ltd.	27,253	4,635,208
Clicks Group Ltd.	248,635	4,593,408
Total		9,228,616
South Korea 6.8%
Coupang, Inc., Class A(a)	203,614	4,465,255
HD Hyundai Electric Co., Ltd.	14,734	3,006,907
Samsung Biologics Co., Ltd.(a)	6,117	4,245,265
Samsung Electronics Co., Ltd.	160,097	6,347,121
SK Hynix, Inc.	85,769	11,433,525
Total		29,498,073
Taiwan 16.9%
Accton Technology Corp.	240,672	4,263,986
Alchip Technologies Ltd.	42,000	3,540,495
ASE Technology Holding Co., Ltd.	673,000	2,957,648
ASPEED Technology, Inc.	29,000	2,685,563
Common Stocks (continued)
Issuer	Shares	Value ($)
Chroma ATE, Inc.	196,000	1,712,708
Elite Material Co., Ltd.	124,000	2,076,911
eMemory Technology, Inc.	43,000	3,023,228
Hon Hai Precision Industry Co., Ltd.	444,000	2,002,791
MediaTek, Inc.	154,000	6,637,470
Sea Ltd. ADR(a)	12,867	1,679,015
Taiwan Semiconductor Manufacturing Co., Ltd.	1,503,838	42,352,575
Total		72,932,390
Turkey 0.7%
BIM Birlesik Magazalar AS	235,980	2,849,670
United Arab Emirates 2.8%
Aldar Properties PJSC	1,618,629	3,696,413
Emaar Properties PJSC	1,998,742	7,238,502
Salik Co. PJSC	967,978	1,321,288
Total		12,256,203
United States 0.5%
Freeport-McMoRan, Inc.	25,603	969,330
Globant SA(a)	8,671	1,020,750
Total		1,990,080
Vietnam 0.6%
FPT Corp.	286,200	1,361,579
Vietnam TechnologicaL & Commercial Joint Stock Bank	1,091,000	1,180,316
Total		2,541,895
Total Common Stocks (Cost $399,392,821)		428,758,505

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(e),(f)	2,491,564	2,491,066
Total Money Market Funds (Cost $2,491,026)		2,491,066
Total Investments in Securities (Cost $401,883,847)		431,249,571
Other Assets & Liabilities, Net		321,738
Net Assets		$431,571,309
Columbia Variable Portfolio – Emerging Markets Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2025, the total value of these securities amounted to $247,132, which represents 0.06% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At March 31, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017-09/21/2020	911,435	1,345,538	—

(e)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	2,770,567	35,543,820	(35,823,361)	40	2,491,066	(650)	35,865	2,491,564
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Emerging Markets Fund  | 2025

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1QT7007_12_D01_(05/25)